Non-cash stock-based compensation - Summary of Information on Stock Option Activity (Detail) - Stock options [member]				6 Months Ended		12 Months Ended
	May 11, 2026 shares	Mar. 19, 2026 shares	Jan. 29, 2026 shares	Jun. 30, 2026 € / shares	Jun. 30, 2025 € / shares	Dec. 31, 2025 € / shares	Dec. 31, 2024 € / shares
Disclosure Of Number And Weighted Average Exercise Prices Of Share Options and awards [Line Items]
Option outstanding, granted | shares	30,000	2,233,950	47,500
Option outstanding, beginning balance				16,040,242	12,519,294	12,519,294
Option outstanding, granted				5,428,363	6,193,533
Option outstanding, exercised				(111,821)	0
Option outstanding, forfeited or expired				(1,823,547)	(1,409,323)
Option outstanding, ending balance				19,533,237	17,303,505	16,040,242	12,519,294
Weighted average exercise price per share, beginning balance				€ 7.71	€ 16.16	€ 16.16
Weighted average exercise price per share, granted				3.34	1.44
Weighted average exercise price per share, exercised				1.56	0
Weighted average exercise price per share, forfeited or expired				17.06	36.87
Weighted average exercise price per share, ending balance				€ 5.66	€ 9.2	€ 7.71	€ 16.16
Remaining Average Useful Life				7 years 3 months 18 days	6 years 4 months 24 days	6 years 4 months 24 days	4 years 7 months 6 days